Short-term deposits	12 Months Ended
Dec. 31, 2014
Short-term deposits [Abstract]
Short-term deposits
6.	Short-term deposits

Short-term deposits represent time deposits placed with banks with original maturities of less than one year. Short-term deposits balance as of December 31, 2013 and 2014 primarily consist of the following currencies:

	December 31, 2013		December 31, 2014
	Amount	RMB equivalent	Amount	RMB equivalent

RMB	1,432,863	1,432,863	1,921,520	1,921,520
US$	-	-	374,685	2,293,056

Total		1,432,863		4,214,576